UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Item 1. Report to Stockholders.

(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Alternative Access
First Priority
CLO Bond ETF
AAA
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Alternative Access First Priority CLO Bond ETF (“Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.aafetfs.com/. You can also request this information by contacting us at (323) 925-3305.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Access First Priority CLO Bond ETF (AAA)	$24	0.24%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
“AAA” (or “the Fund”) returned a positive 4.98% from 3/31/2025 to 3/31/2026 (the “Period”.)  The Fund's benchmark, the Bloomberg US Floating Rate Note Index < 5 years, returned 4.83% during the same period.
The gain could be attributed to three components: Interest accrual and bond payments, market price changes to portfolio assets, and management fees.
- Interest accrual and bond coupon payments attributed ~5.24% to overall return on the Fund.  The Fund's risk assets consist of floating rate notes whose coupons are dependent the secured overnight funding rate (or “SOFR”).  Changes to short term interest rate policy and broader tighten in the market for AAA-rated CLO bonds lowered the average coupon of bonds in the Fund by ~74 basis points over the course of the year.  The average coupon of the Fund declined from ~5.76% at the beginning of the period to ~5.02% at the end of the Period.
-The change in the principal market value of the assets of the Fund detracted ~0.05% to the total return.  Over the course of the year, discount margins of AAA-rated collateralized loan obligation (“CLO”)   bonds were higher by ~2 basis point and lead to a market price depreciation of ~5 basis points.   Spreads started the year at approximately 131 basis points on 31 March 2025 and ended the period at   ~133 basis points.
- Finally, management fees subtracted 24 basis points from the total return of the Fund during the year.  The management for the Fund was reduced in February 2026 from 25 basis points to 19 basis points.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
Alternative Access First Priority CLO Bond ETF (AAA)	4.98%	4.40%	4.11%
Bloomberg US Universal Bond Index	4.64%	0.65%	0.21%
Bloomberg Floating Rate Note <5 Years Index	4.83%	4.16%	3.83%
[1]	The Fund commenced operations on September 8, 2020.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.aafetfs.com/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$39,861,989
Total number of portfolio holdings	33
Total advisory fees paid (net)	$102,208
Portfolio turnover rate as of the end of the reporting period	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Fortress Credit BSL XXIII Ltd., Series 2025-2A, 5.072%, 10/15/2038	5.0%
Fortress Credit BSL XXVI Ltd., Series 2024-4A, 5.072%, 1/15/2038	5.0%
AMMC CLO XXXI Ltd., Series 2025-31A, 4.978%, 2/20/2038	5.0%
Apidos CLO XXXIX Ltd., Series 2022-39A, 4.900%, 10/21/2038	5.0%
Cedar Funding VIII CLO Ltd., Series 2017-8A, 4.888%, 1/17/2038	5.0%
Voya CLO Ltd., Series 2021-2A, 4.838%, 4/20/2038	5.0%
Magnetite XXXIV Ltd., Series 2023-34A, 4.812%, 1/15/2038	5.0%
LCM XL Ltd., Series 40A, 5.042%, 1/15/2038	3.8%
Silver Point CLO VII Ltd., Series 2024-7A, 5.032%, 1/15/2038	3.8%
Trinitas CLO XXX Ltd., Series 2024-30A, 5.041%, 10/23/2037	3.8%
Asset Allocation
Material Fund Changes
Effective February 1, 2026, Alternative Access Funds, LLC has agreed to lower its unitary management fee for the Fund from 0.25% to 0.19% of the Fund's average daily net assets.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus at https://www.aafetfs.com/.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aafetfs.com/. You can also request this information by contacting us at (323) 925-3305.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (323) 925-3305 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Alternative Access First Priority CLO Bond ETF

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-323-925-3305.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader. The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Alternative Access First Priority CLO Bond ETF

		FYE 3/31/2026	FYE 3/31/2025
(a)	Audit Fees	$16,000	$15,250
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$2,600	$2,600
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Alternative Access First Priority CLO Bond ETF	FYE 3/31/2026	FYE 3/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Alternative Access First Priority CLO Bond ETF

		FYE 3/31/2026	FYE 3/31/2025
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Alternative Access First Priority CLO Bond ETF

(AAA)

ANNUAL FINANCIALS AND OTHER INFORMATION

MARCH 31, 2026

Alternative Access First Priority CLO Bond ETF

A series of Investment Managers Series Trust II

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

This report and the financial statements contained herein are provided for the general information of the shareholders of the Alternative Access First Priority CLO Bond ETF (the “ETF”). This report is not authorized for distribution to prospective investors in the ETFs unless preceded or accompanied by an effective shareholder report and prospectus.

www.aafetfs.com

Alternative Access First Priority CLO Bond ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 98.1%
$1,000,000	AGL Core CLO IV Ltd. Series 2020-4A, 5.048%, (3-Month Term SOFR+138 basis points), 10/20/2037[1,2,3]	$1,001,037
2,000,000	AMMC CLO XXXI Ltd. Series 2025-31A, 4.978%, (3-Month Term SOFR+131 basis points), 2/20/2038[1,2,3]	2,001,611
2,000,000	Apidos CLO XXXIX Ltd. Series 2022-39A, 4.900%, (3-Month Term SOFR+123 basis points), 10/21/2038[1,2,3]	2,000,477
1,500,000	Bain Capital Credit CLO Ltd. Series 2025-1A, 4.831%, (3-Month Term SOFR+116 basis points), 4/23/2038[1,2,3]	1,497,723
470,000	BlueMountain CLO XXIV Ltd. Series 2019-24A, 5.029%, (3-Month Term SOFR+136.16 basis points), 4/20/2034[1,2,3]	470,189
1,400,000	BlueMountain CLO XXV Ltd. Series 2019-25A, 5.022%, (3-Month Term SOFR+135 basis points), 1/15/2038[1,2,3]	1,401,289
1,000,000	Carval CLO VIII-C Ltd. Series 2022-2A, 5.089%, (3-Month Term SOFR+142 basis points), 10/22/2037[1,2,3]	1,001,402
1,000,000	CarVal CLO XI-C Ltd. Series 2024-3A, 5.058%, (3-Month Term SOFR+139 basis points), 10/20/2037[1,2,3]	1,001,186
250,000	CBAM Ltd. Series 2017-2A, 5.119%, (3-Month Term SOFR+145.16 basis points), 7/17/2034[1,2,3]	250,171
1,000,000	Cedar Funding IX CLO Ltd. Series 2018-9A, 5.088%, (3-Month Term SOFR+142 basis points), 7/20/2037[1,2,3]	1,000,929
2,000,000	Cedar Funding VIII CLO Ltd. Series 2017-8A, 4.888%, (3-Month Term SOFR+122 basis points), 1/17/2038[1,2,3]	1,999,500
1,000,000	CIFC Funding Ltd. Series 2019-6A, 5.121%, (3-Month Term SOFR+145 basis points), 7/16/2037[1,2,3]	1,001,356
2,000,000	Fortress Credit BSL XXIII Ltd. Series 2025-2A, 5.072%, (3-Month Term SOFR+140 basis points), 10/15/2038[1,2,3]	2,002,035
2,000,000	Fortress Credit BSL XXVI Ltd. Series 2024-4A, 5.072%, (3-Month Term SOFR+140 basis points), 1/15/2038[1,2,3]	2,002,000
1,000,000	Harvest U.S. CLO Ltd. Series 2024-2A, 5.072%, (3-Month Term SOFR+140 basis points), 10/15/2037[1,2,3]	1,001,380
1

Alternative Access First Priority CLO Bond ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$1,000,000	Kennedy Lewis CLO IX Ltd. Series 9A, 5.018%, (3-Month Term SOFR+135 basis points), 1/20/2038[1,2,3]	$1,000,486
1,500,000	LCM XL Ltd. Series 40A, 5.042%, (3-Month Term SOFR+137 basis points), 1/15/2038[1,2,3]	1,501,773
900,000	LCM XXXII Ltd. Series 32A, 5.039%, (3-Month Term SOFR+137.16 basis points), 7/20/2034[1,2,3]	900,435
2,000,000	Magnetite XXXIV Ltd. Series 2023-34A, 4.812%, (3-Month Term SOFR+114 basis points), 1/15/2038[1,2,3]	1,995,500
1,000,000	Milford Park CLO Ltd. Series 2022-1A, 4.828%, (3-Month Term SOFR+116 basis points), 1/20/2038[1,2,3]	998,366
750,000	MP CLO VIII Ltd. Series 2015-2A, 5.133%, (3-Month Term SOFR+146.16 basis points), 4/28/2034[1,2,3]	750,531
1,000,000	Neuberger Berman Loan Advisers CLO XXXIX Ltd. Series 2020-39A, 5.198%, (3-Month Term SOFR+153 basis points), 4/20/2038[1,2,3]	1,000,884
1,000,000	Octagon Investment Partners XLVII Ltd. Series 2020-1A, 4.949%, (3-Month Term SOFR+128 basis points), 1/22/2038[1,2,3]	1,000,209
1,000,000	Octagon Investment Partners XXIX Ltd. Series 2016-1A, 5.088%, (3-Month Term SOFR+142 basis points), 7/18/2037[1,2,3]	1,001,203
	Rockford Tower CLO Ltd.
300,000	Series 2021-1A, 5.099%, (3-Month Term SOFR+143.16 basis points), 7/20/2034[1,2,3]	300,206
1,000,000	Series 2024-1A, 5.278%, (3-Month Term SOFR+161 basis points), 4/20/2037[1,2,3]	1,000,825
1,084	Shackleton CLO Ltd. Series 2013-4RA, 4.913%, (3-Month Term SOFR+126.16 basis points), 4/13/2031[1,2,3]	1,085
1,500,000	Silver Point CLO VII Ltd. Series 2024-7A, 5.032%, (3-Month Term SOFR+136 basis points), 1/15/2038[1,2,3]	1,501,640
1,000,000	Sound Point CLO XXIII Series 2019-2A, 5.104%, (3-Month Term SOFR+143.16 basis points), 7/15/2034[1,2,3]	1,000,628
1,500,000	Trinitas CLO XXX Ltd. Series 2024-30A, 5.041%, (3-Month Term SOFR+137 basis points), 10/23/2037[1,2,3]	1,501,567
1,000,000	Venture XLVI CLO Ltd. Series 2022-46A, 5.118%, (3-Month Term SOFR+145 basis points), 10/20/2037[1,2,3]	1,000,855
2

Alternative Access First Priority CLO Bond ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$2,000,000	Voya CLO Ltd. Series 2021-2A, 4.838%, (3-Month Term SOFR+117 basis points), 4/20/2038[1,2,3]	$1,997,616
1,000,000	Wellfleet CLO Ltd. Series 2024-1A, 5.258%, (3-Month Term SOFR+159 basis points), 7/18/2037[1,2,3]	1,000,652
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $39,154,571)	39,086,746

	TOTAL INVESTMENTS — 98.1%
	(Cost $39,154,571)	39,086,746
	Other Assets in Excess of Liabilities — 1.9%	775,243
	TOTAL NET ASSETS — 100.0%	$39,861,989

[1]	Callable.
[2]	Floating rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $39,086,746, which represents 98.06% of total net assets of the Fund.

See accompanying Notes to Financial Statements.

3

Alternative Access First Priority CLO Bond ETF

STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2026

Assets:
Investments, at value (cost $39,154,571)	$39,086,746
Cash	3,018,697
Receivables:
Interest	392,104
Other Receivables	13,642
Total assets	42,511,189

Liabilities:
Payables:
Fund shares redeemed	2,484,743
Advisory fees	6,578
Distributions payable	157,879
Total liabilities	2,649,200

Net Assets	$39,861,989

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$40,197,712
Total distributable earnings (accumulated deficit)	(335,723)
Net Assets	$39,861,989

Shares of beneficial interest issued and outstanding	1,600,000
Net asset value per share	$24.91

See accompanying Notes to Financial Statements.

4

Alternative Access First Priority CLO Bond ETF

STATEMENT OF OPERATIONS

For the Year Ended March 31, 2026

Investment Income:
Interest	$2,221,447
Total investment income	2,221,447

Expenses:
Advisory fees	102,208
Total expenses	102,208
Net investment income (loss)	2,119,239

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(129,182)
Net realized gain (loss)	(129,182)
Net change in unrealized appreciation/depreciation on:
Investments	52,235
Net change in unrealized appreciation/depreciation	52,235
Net realized and unrealized gain (loss)	(76,947)

Net Increase (Decrease) in Net Assets from Operations	$2,042,292

See accompanying Notes to Financial Statements.

5

Alternative Access First Priority CLO Bond ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	March 31, 2026	March 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,119,239	$1,587,168
Net realized gain (loss) on investments	(129,182)	9,362
Net change in unrealized appreciation/depreciation on investments	52,235	(189,672)
Net increase (decrease) in net assets resulting from operations	2,042,292	1,406,858

Distributions to Shareholders:
Total distributions to shareholders	(2,117,160)	(1,585,544)

Capital Transactions:
Net proceeds from shares sold	2,494,730	30,022,580
Cost of shares redeemed	(9,969,130)	-
Transaction fees (Note 2c)	31,159	75,057
Net increase (decrease) in net assets from capital share transactions	(7,443,241)	30,097,637

Total increase (decrease) in net assets	(7,518,109)	29,918,951

Net Assets:
Beginning of period	47,380,098	17,461,147
End of period	$39,861,989	$47,380,098

Capital Share Transactions:
Shares sold	100,000	1,200,000
Shares redeemed	(400,000)	-
Net increase (decrease) in capital share transactions	(300,000)	1,200,000

See accompanying Notes to Financial Statements.

6

Alternative Access First Priority CLO Bond ETF^

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the	For the	For the	For the	For the	For the Period
	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Ended
	March 31, 2026	March 31, 2025	March 31, 2024	March 31, 2023*	July 31, 2022	July 31, 2021**
Net asset value, beginning of period	$24.94	$24.94	$24.50	$24.39	$25.08	$25.00
Income from Investment Operations:
Net investment income (loss)[1]	1.25	1.49	1.61	0.79	0.32	0.25
Net realized and unrealized gain (loss)	(0.05)	(0.08)	0.33	0.17	(0.74)	0.02 [2]
Total from investment operations	1.20	1.41	1.94	0.96	(0.42)	0.27

Less Distributions:
From net investment income	(1.25)	(1.48)	(1.56)	(0.85)	(0.29)	(0.22)
From net realized gain	-	-	-	-	- [3]	-
Total distributions	(1.25)	(1.48)	(1.56)	(0.85)	(0.29)	(0.22)

Capital Share Transactions:
Transaction fees (Note 2c)[1]	0.02	0.07	0.06	-	0.02	0.03

Net asset value, end of period	$24.91	$24.94	$24.94	$24.50	$24.39	$25.08

Total return[4,5]	4.98%	6.10%	8.42%	4.02%[6]	(1.60)%	1.21%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$39,862	$47,380	$17,461	$7,351	$7,317	$10,033

Ratio of expenses to average net assets:	0.24%[7]	0.25%	0.25%	0.25%[8]	0.25%	0.25%[8]
Ratio of net investment income (loss) to average net assets:	4.99%	5.95%	6.47%	4.84%[8]	1.29%	1.11%[8]

Portfolio turnover rate[9]	32%	37%	28%	8%[6]	73%	34%[6]

^	Financial information from September 8, 2020 through October 14, 2022 is for the AAF First Priority CLO Bond ETF, which was reorganized into the Alternative Access First Priority CLO Bond ETF (formerly, AXS First Priority CLO Bond ETF) as of the close of business on October 14, 2022. See Note 1 in the accompanying Notes to Financial Statements.
*	Fiscal year end changed to March 31, effective February 1, 2023.
**	The Fund commenced operations on September 8, 2020.
[1]	Based on average shares outstanding during the period.
[2]	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
[3]	Amount represents less than $0.01 per share.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	Effective February 1, 2026, the Advisor reduced its management fee from 0.25% to 0.19%.
[8]	Annualized.
[9]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

7

Alternative Access First Priority CLO Bond ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2026

Note 1 – Organization

Alternative Access First Priority CLO Bond ETF (the “Fund”) is organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek capital preservation and income. The Fund is classified as a diversified Fund. The Fund is an actively managed ETF. Effective February 1, 2023, the Fund changed fiscal year end from July 31st to March 31st.

The Fund commenced investment operations on October 17, 2022. Prior to that date, the Fund acquired the assets and assumed the liabilities of the AAF First Priority CLO Bond ETF (the “Fund’s Predecessor Fund”), a series of Listed Funds Trust in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on April 21, 2022, by the Board of Listed Funds Trust on February 28, 2022, and by beneficial owners of the Fund’s Predecessor Fund on June 21, 2022. The tax-free reorganization was accomplished on October 14, 2022. As a result of the reorganization, the Fund assumed the performance and accounting history of the Fund’s Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Fund’s Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Fund’s Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
300,000	$7,243,274

The net unrealized depreciation of investments transferred was $198,016 as of the date of the acquisition.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The management of the Fund’s Advisor is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Fund’s investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

8

Alternative Access First Priority CLO Bond ETF

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

(c) Capital Share Transactions

Fund Shares are listed and traded on NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

9

Alternative Access First Priority CLO Bond ETF

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $250, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund’s securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of the Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Fund is $250, regardless of the number of Creation Units redeemed in the transaction.

10

Alternative Access First Priority CLO Bond ETF

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

(d) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2026, and during the prior open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

11

Alternative Access First Priority CLO Bond ETF

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

(f) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its NAV, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Alternative Access Funds, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at an annual rate of 0.19% of the Fund’s average daily net assets. Prior to February 1, 2026, the Fund paid a monthly investment advisory fee to the Advisor at an annual rate of 0.25% of the Fund’s average daily net assets. The Advisor has agreed to pay all expenses of the Fund except for the advisory fee, interest, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Fund’s co-administrators.

ALPS Distributors, Inc. serves as the Fund’s Distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.

12

Alternative Access First Priority CLO Bond ETF

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

Note 4 – Federal Income Taxes

At March 31, 2026, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$39,154,571

Gross unrealized appreciation	$12,145
Gross unrealized depreciation	(79,970)
Net unrealized appreciation (depreciation) on investments	$(67,825)

As of March 31, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$3,703
Undistributed long-term capital gains	-
Tax distributable earnings	3,703

Accumulated capital and other losses	(271,601)

Net unrealized appreciation (depreciation) on investments	(67,825)
Total distributable earnings (deficit)	$(335,723)

As of the tax year ended March 31, 2026, the Fund had non-expiring accumulated capital loss carryforwards as follows:

Short-Term	Long-Term	Total
$270,336	$1,265	$271,601

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The Fund utilized $0 of capital loss carryforward for the tax year ended March 31, 2026.

The tax character of distributions paid during the years ended March 31, 2026 and 2025 was as follows:

	March 31, 2026	March 31, 2025
Distributions paid from:
Ordinary income	$2,117,160	$1,585,544
Net long-term capital gains	-	-
Total distributions paid	$2,117,160	$1,585,544

13

Alternative Access First Priority CLO Bond ETF

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

Note 5 – Investment Transactions

For the year ended March 31, 2026, the Fund’s purchases and sales of investments, excluding short-term investments, were $12,512,775 and $19,429,822, respectively. There were no purchases or sales of US government securities.

Note 6 – Distribution and Service Plan

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust. The Board of Trustees has not authorized the Fund to make payments under the Distribution and Service Plan.  Currently, no payment is being made by the Fund.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

14

Alternative Access First Priority CLO Bond ETF

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets carried at fair value:

	Level 1*	Level 2	Level 3*	Total
Investments
Collateralized Mortgage Obligations	$-	$39,086,746	$-	$39,086,746
Total Investments	$-	$39,086,746	$-	$39,086,746

*	The Fund did not hold any Level 1 or 3 securities at period end.

Note 9 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 10 – New Accounting Pronouncements and Regulatory Updates

In the reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard did not materially impact financial statement disclosures and did not affect the Fund’s financial position or the results of its operations.

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Alternative Access First Priority CLO Bond ETF

and the Board of Trustees of

Investment Managers Series Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Alternative Access First Priority CLO Bond ETF (the “Fund”), a series of Investment Managers Series Trust II (the “Trust”), including the schedule of investments, as of March 31, 2026, the related statements of operation, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations, the changes in its net assets and its financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting AXS ETFs	Statements of operations	Statements of changes in net assets	Financial highlights
Alternative Access First Priority CLO Bond ETF	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026	For each of the three years in the period ended March 31, 2026, and for the period ended March 31, 2023

The financial highlights for the year ended July 31, 2022, and for the period from September 8, 2020 through July 31, 2021, were audited by other auditors, whose report dated September 29, 2022 expressed an unqualified opinion on such statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2013.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

May 29, 2026

16

Alternative Access First Priority CLO Bond ETF

Form N-CSR Item 8 - 11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on January 21, 2026, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Alternative Access Funds, LLC (the “Advisor”) with respect to the Alternative Access First Priority CLO Bond ETF series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. In approving the renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s compliance policies and procedures, cybersecurity, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Bloomberg U.S. Universal Total Return Index (the “Bloomberg Universal Index”), the Bloomberg U.S. Floating Rate Notes 5-Year Total Return Index (the “Bloomberg Floating Rate Index”), and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. from Morningstar, Inc.’s Securitized Bond – Focused category (the “Fund Universe”) for the one-, three-, and five-year periods ended October 31, 2025; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Alternative Access First Priority CLO Bond ETF

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total return for the five-year period was the same as the Peer Group and Fund Universe median returns, and above the Bloomberg Floating Rate Index return and the Bloomberg Universal Index return. The Fund’s annualized total return for the three-year period was above the Peer Group median return, the Bloomberg Universal Index return, and the Bloomberg Floating Rate Index return, but below the Fund Universe median return by 0.35%. The Fund’s total return for the one-year period was above the Bloomberg Floating Rate Index return, but below the Peer Group and Fund Universe median returns and the Bloomberg Universal Index return by 0.27%, 0.44%, and 1.22%, respectively. The Trustees considered the Advisor’s belief that the Ultra-Short Duration retail category would be more appropriate for the Fund than the Fund Universe given the Fund’s floating rate nature, AAA-rated CLO holdings, and shorter interest duration. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation; its risk-adjusted returns, as measured by its Sharpe ratio; and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the three- and five-year periods.

The Board also considered the overall quality of services provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was lower than the Fund Universe median, but slightly higher than the Peer Group median by 0.01%. The Board noted that the Fund is the Advisor’s only client, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other client accounts of the Advisor. The Board also considered that the Advisor was requesting to lower its advisory fee from 0.25% to 0.19%.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Fund Universe median, but slightly higher than the Peer Group median by 0.01%. The Board observed that the average net assets of the Fund were significantly lower than the average net assets of funds in the Peer Group. The Board also considered the Advisor’s assertion that the net expenses for the Fund are set at a level at which the Advisor can maintain the viability of the Fund.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

Alternative Access First Priority CLO Bond ETF

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to the Fund for the year ended October 31, 2025, noting that the Advisor had not realized a profit with respect to the Fund.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(a) (4) Not Applicable

(a) (5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	6/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	6/8/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	6/8/2026